INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

11.	INCOME TAXES

The components of income tax expense (benefit) are as follows:

	Year ended December 31
(in thousands of $)	2018	2017	2016
Current tax expense	836	1,478	1,035
Deferred tax expense	431	27	90
Amortization of tax benefit arising on intra-group transfers of non-current assets	—	—	(1,714)
Total income tax expense (benefit)	1,267	1,505	(589)

The income taxes for the years ended December 31, 2018, 2017 and 2016 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(in thousands of $)	2018	2017	2016
Income taxes at statutory rate	—	—	—
Effect of deferred tax benefit on intra-group transfers of non-current assets	—	—	(1,714)
Effect of movement in deferred tax balances	431	27	90
Effect of adjustments in respect of current tax in prior periods	(369)	(5)	(334)
Effect of taxable income in various countries	1,205	1,483	1,369
Total tax expense (benefit)	1,267	1,505	(589)

Jurisdictions open to examination

The earliest tax year that remains subject to examination by the major taxable jurisdictions in which we operate are: UK (2017) and Norway (2015).